Other Receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	R$ 1,631,520	R$ 701,388
Current	949,674	570,471
Noncurrent	681,846	130,917
Investment disposal [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	596,203	0
C D E Transfer [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	325,657	133,375
Assets and rights disposal [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	315,436	17,972
Services In Progress [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	239,474	328,972
Advance Payments To Suppliers [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	44,624	15,371
Disposals And Decommissioning In Progress [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	35,676	48,285
Advance Payments To Employees [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	12,536	17,333
Materials And Supplies For Power Electricity [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	0	61,317
Other Receivables [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	R$ 61,914	R$ 78,763